Securitizations and Variable Interest Entities, Income Statement Impacts for Affordable Housing and Renewable Energy Tax Credit Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Involvement With Tax Credit VIEs Textual [Abstract]
Total loans	$ 986,167	$ 912,745
Investment program, proportional amortization method, policy election [true false]	true	true	true
VIEs that we do not consolidate [Member]
Variable Interest Entity [Line Items]
Income (loss) before income tax expense, proportional amortization method investments	$ 165	$ 77	$ 31
Investment Program, Proportional Amortization Method, Applied, Non-Income-Tax-Related Activity and Other Return, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Investment Program Proportional Amortization Method Applied NonIncome Tax Related Activity And Other Return Statement Of Cash Flows Extensible Enumeration Not Disclosed Flag	true	true	true
Income (loss) before income tax expense, equity method investments	$ (95)	$ (143)	$ (665)
Net income (loss) before income tax expense	70	(66)	(634)
Income tax expense (benefit), proportional amortization of investments	3,382	2,971	1,650
Income tax expense (benefit), income tax credits and other income tax benefits	(4,429)	(3,990)	(3,176)
Net expense (benefit) recognized within income tax expense	(1,047)	(1,019)	(1,526)
Net income (loss) related to affordable housing and renewable energy tax credit investments	$ 1,117	$ 953	$ 892
Involvement With Tax Credit VIEs Textual [Abstract]
Investment program commitment, payment period	3 years	3 years
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income tax expense (benefit)	Income tax expense (benefit)	Income tax expense (benefit)
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income tax expense (benefit)	Income tax expense (benefit)	Income tax expense (benefit)
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, after Amortization, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income tax expense (benefit)	Income tax expense (benefit)	Income tax expense (benefit)
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, after Amortization, Statement of Cash Flows Extensible Enumeration Not Disclosed Flag	true	true	true
VIEs that we do not consolidate [Member] | Accounting method, investment tax credit, deferral
Variable Interest Entity [Line Items]
Income (loss) before income tax expense, equity method investments	$ (497)	$ (401)	$ (500)
VIEs that we do not consolidate [Member] | Accrued expenses and other liabilities [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Investment program, commitment	5,700	6,400
VIEs that we do not consolidate [Member] | Tax credit structures [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Maximum exposure to loss	31,100	29,100
VIEs that we do not consolidate [Member] | Tax credit structures [Member] | Unfunded equity and loan commitment [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Maximum exposure to loss	7,800	5,500
VIEs that we do not consolidate [Member] | Carrying value [Member] | Tax credit structures [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Equity securities	21,200	21,700
Total loans	$ 2,000	$ 1,900